Virtus Stone Harbor EMD MACS and
Virtus Stone Harbor EMD Sovereign MACS (the “Funds”),
each a series of Virtus Managed Account Completion Shares (MACS) Trust (“MACS”)

Supplement dated July 2, 2026 to the Funds’ Summary Prospectuses and the MACS Statutory Prospectus, each dated October 28, 2025

IMPORTANT NOTICE TO INVESTORS

On December 31, 2026, James E. Craige, CFA, will step down as a portfolio manager of the Funds.

Separately, effective July 2, 2026, Darin Batchman, Richard Lange, Steffen Reichold, Ph.D. and Stuart Sclater-Booth are hereby added as portfolio managers of the Funds. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in each Fund’s summary prospectus and in the summary section of the Funds’ statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Darin Batchman, Portfolio Manager at Stone Harbor. Mr. Batchman has served as a Portfolio Manager of the fund and a member of the fund’s management team since July 2026.

>	James E. Craige, CFA, Portfolio Manager at Stone Harbor. Mr. Craige has served as a Portfolio Manager of the fund since inception in 2025. Mr. Craige will step down as a portfolio manager of the Fund on December 31, 2026.

>	Richard Lange, Portfolio Manager at Stone Harbor. Mr. Lange has served as a Portfolio Manager of the fund and a member of the fund’s management team since July 2026.

>	Steffen Reichold, Ph.D., Portfolio Manager at Stone Harbor. Dr. Reichold has served as a Portfolio Manager of the fund and a member of the fund’s management team since July 2026.

>	Stuart Sclater-Booth, Portfolio Manager at Stone Harbor. Mr. Sclater-Booth has served as a Portfolio Manager of the fund and a member of the fund’s management team since July 2026.

In the Management of the Funds section under “Portfolio Management” beginning on page 47 of the Funds’ statutory prospectus, the rows for the Funds in the table under the subheading “Stone Harbor” are hereby replaced with the following:

Fund	Portfolio Managers
Virtus Stone Harbor EMD MACS	Darin Batchman (since July 2026) James E. Craige (since inception in 2025) Richard Lange (since July 2026) Steffen Reichold (since July 2026) Stuart Sclater-Booth (since July 2026)
Virtus Stone Harbor EMD Sovereign MACS	Darin Batchman (since July 2026) James E. Craige (since inception in 2025) Richard Lange (since July 2026) Steffen Reichold (since July 2026) Stuart Sclater-Booth (since July 2026)

The portfolio manager biographies under the referenced table are hereby replaced in their entirety.

Darin Batchman. Mr. Batchman serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2011, Mr. Batchman served as a Director of Latin America Integrated Credit Trading at Deutsche Bank Securities, an Associate Director of Emerging Markets Fixed Income Research at Bear Stearns & Co. Inc., and a High Yield Research Associate in the Emerging Markets Group at Credit Suisse First Boston/Donaldson, Lufkin & Jenrette. Mr. Batchman has 25 years of industry experience.

James E. Craige, CFA. Mr. Craige serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1992. Mr. Craige has 37 years of industry experience.

Richard Lange. Mr. Lange serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2010, Mr. Lange served as a Trader for Autonomy Capital Group in London and the Director for Latin America Corporate Credit Trading at Deutsche Bank. Mr. Lange has 20 years of industry experience.

Steffen Reichold, Ph.D., Dr. Reichold serves as a Portfolio Manager and Chief Emerging Markets Economist at Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2009, Dr. Reichold served as an economist for the Asia and Pacific Department (2006 to 2009) as well as an economist for Policy Development and Review at the International Monetary Fund (2003 to 2006). Dr. Reichold has 23 years of industry experience.

Stuart Sclater-Booth. Mr. Sclater-Booth serves as a Portfolio Manager of Stone Harbor. Prior to joining the predecessor to Stone Harbor in 2014, Managing Director and head of Emerging Markets Debt strategy for Goldman Sachs from 2009 to 2010 and from 2011 to 2014; Executive Director—Global Head of Emerging Markets Macro Strategy, Executive Director—Emerging Markets Proprietary Trading, Vice President, Head of Trade Strategy for JP Morgan Chase Securities from 1998 to 2009 and from 2010 to 2011. Mr. Sclater-Booth has 33 years of industry experience.

Investors should retain this supplement with the Prospectuses for future reference.

VMACS 8485/SHIP EMD-EMD Sovereign MACS PM Changes (7/2026)

Virtus Stone Harbor EMD MACS and
Virtus Stone Harbor EMD Sovereign MACS (the “Funds”),
each a series of Virtus Managed Account Completion Shares (MACS) Trust

Supplement dated July 2, 2026 to the Statement of Additional Information (“SAI”) dated October 28, 2025

IMPORTANT NOTICE TO INVESTORS

On December 31, 2026, James E. Craige, CFA, will step down as a portfolio manager of the Funds.

Separately, effective July 2, 2026, Darin Batchman, Richard Lange, Steffen Reichold, Ph.D. and Stuart Sclater-Booth are hereby added as portfolio managers of the Funds. Following are the resulting changes to the SAI.

The disclosure in the table under “Portfolio Managers” beginning on page 61 of the SAI is hereby replaced with the following:

Fund	Portfolio Manager(s)
EMD MACS	Darin Batchman James E. Craige (*) Richard Lange Steffen Reichold Stuart Sclater-Booth
EMD Sovereign MACS	Darin Batchman James E. Craige (*) Richard Lange Steffen Reichold Stuart Sclater-Booth

(*) Mr. Craige will step down as portfolio manager of the Fund on December 31, 2026.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 62 of the SAI is hereby amended by adding rows and an associated footnote for Messrs. Batchman, Lange, Reichold and Sclater-Booth as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Darin Batchman (*)	7	$719 million	9	$442 million	33	$7.01 billion
Richard Lange (*)	7	$719 million	9	$442 million	33	$7.01 billion
Steffen Reichold (*)	7	$719 million	9	$442 million	33	$7.01 billion
Stuart Sclater-Booth (*)	7	$719 million	9	$442 million	33	$7.01 billion

(*) As of May 31, 2026.

The disclosure in the “Other Accounts Managed (With Performance-Based Fees)” table on page 62 of the SAI is hereby amended by adding rows and an associated footnote for Messrs. Batchman, Lange, Reichold and Sclater-Booth as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Darin Batchman (*)	0	N/A	1	$224 million	0	N/A
Richard Lange (*)	0	N/A	1	$224 million	0	N/A
Steffen Reichold (*)	0	N/A	1	$224 million	0	N/A
Stuart Sclater-Booth (*)	0	N/A	1	$224 million	0	N/A

(*) As of May 31, 2026.

The disclosure under “Portfolio Manager Fund Ownership” on page 63 of the SAI is hereby amended to the following:

As of May 31, 2026, none of the portfolio managers owned shares of the Funds.

Investors should retain this supplement with the SAI for future reference.

VMACS 8485B/SHIP PM Changes (7/2026)